Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Composition of Assets Grouped by Major Classification

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2025	2024

Cost:
Computers and electronic equipment	$5,205	$4,827
Office furniture and equipment	414	407
Leasehold improvements	353	334
	5,972	5,568
Accumulated depreciation:
Computers and electronic equipment	4,500	4,263
Office furniture and equipment	255	232
Leasehold improvements	229	194
	4,984	4,689
	$988	$879